PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at February 28, 2021 and May 31, 2020.

	February 28, 2021	May 31, 2020
Office equipment	$115,616	$94,887
Furniture and fixtures	145,103	144,025
Machinery & Equipment	1,785,906	1,741,830
Leasehold improvements	2,778,350	2,662,967
Less: accumulated depreciation	(1,291,937)	(868,200)
Property, plant, and equipment, net	$3,533,038	$3,775,509

Property, plant and equipment consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Office equipment	$94,887	$53,152
Furniture & fixtures	144,025	140,701
Machinery & equipment	1,741,830	969,196
Leasehold improvements	2,662,967	1,293,660
Less: accumulated depreciation	(868,200)	(546,408)
Property and equipment, net	$3,775,509	$1,910,301